Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Milliman Variable Insurance Trust
Entity Central Index Key	0001844255
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class 3
Shareholder Report [Line Items]
Fund Name	Milliman - Capital Group Hedged U.S. Growth Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Milliman - Capital Group Hedged U.S. Growth Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://millimanfunds.com/capgroup/resources. You can also request this information by contacting us at 1-855-700-7959.
Additional Information Phone Number	1-855-700-7959
Additional Information Website	https://millimanfunds.com/capgroup/resources
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$56	1.09%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%
Net Assets	$ 3,462,948
Holdings Count | $ / shares	74
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$3,462,948
Number of Holdings	74
Portfolio Turnover	9%

Holdings [Text Block]

Top Sectors	(%) of net assets
Information Technology	27.7%
Consumer Discretionary	17.7%
Health Care	17.5%
Industrials	17.1%
Communication Services	11.0%
Consumer Staples	3.9%
Financials	2.9%
Materials	1.4%
Energy	1.2%
Cash & Other	-0.4%

Top 10 Issuers	(%) of net assets
Microsoft Corp.	8.4%
Broadcom, Inc.	5.2%
Alphabet, Inc.	5.1%
Meta Platforms, Inc.	4.1%
TransDigm Group, Inc.	4.0%
Amazon.com, Inc.	3.9%
Eli Lilly & Co.	3.2%
NVIDIA Corp.	2.6%
Abbott Laboratories	2.5%
Hilton Worldwide Holdings, Inc.	2.5%

Updated Prospectus Web Address	https://millimanfunds.com/capgroup/resources.
Class 3
Shareholder Report [Line Items]
Fund Name	Milliman - Capital Group Hedged U.S. Income and Growth Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Milliman - Capital Group Hedged U.S. Income and Growth Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://millimanfunds.com/capgroup/resources. You can also request this information by contacting us at 1-855-700-7959.
Additional Information Phone Number	1-855-700-7959
Additional Information Website	https://millimanfunds.com/capgroup/resources
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$56	1.09%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%
Net Assets	$ 3,366,969
Holdings Count | $ / shares	57
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$3,366,969
Number of Holdings	57
Portfolio Turnover	17%

Holdings [Text Block]

Top Sectors	(%) of net assets
Information Technology	23.5%
Health Care	18.4%
Financials	15.4%
Industrials	10.5%
Consumer Staples	7.1%
Communication Services	6.6%
Consumer Discretionary	6.1%
Energy	4.7%
Utilities	2.9%
Cash & Other	4.8%

Top 10 Issuers	(%) of net assets
Broadcom, Inc.	10.0%
Microsoft Corp.	8.4%
Eli Lilly & Co.	4.1%
UnitedHealth Group, Inc.	3.7%
Marsh & McLennan Cos., Inc.	3.4%
Philip Morris International, Inc.	3.3%
Alphabet, Inc.	2.9%
Comcast Corp.	2.7%
JPMorgan Chase & Co.	2.6%
Home Depot, Inc.	2.2%

Updated Prospectus Web Address	https://millimanfunds.com/capgroup/resources.